SHORT-TERM CONVERTIBLE DEBT (Details) - USD ($)		3 Months Ended	12 Months Ended
		Apr. 30, 2021	Jan. 31, 2021		Jan. 31, 2020
Sub-total		$ 521,500	$ 646,000		$ 2,976,072
Debt Discount		(180,789)	(309,317)		(689,176)
Total		$ 340,711	$ 336,683		2,286,896
Debt Due On Nov 23, 2021 [Member]
Maturity date			Nov. 23, 2021
Interest rate			12.00%
Default interest rate			16.00%
Sub-total			$ 165,000
Debt Due On Nov 16, 2021 [Member]
Maturity date			Nov. 16, 2021
Interest rate			12.00%
Default interest rate			16.00%
Sub-total			$ 100,000
Debt Due On Oct. 12, 2021 [Member]
Maturity date			Oct. 12, 2021
Interest rate	[1]		12.00%
Default interest rate	[1]		16.00%
Sub-total	[1]		$ 230,000
Debt Due on Nov 4, 2013 [Member]
Maturity date	[2]	Nov. 04, 2013	Nov. 04, 2013
Interest rate		12.00%	12.00%
Default interest rate		12.00%	12.00%	[2]
Conversion price		$ 1,800,000	$ 1,800,000
Sub-total		$ 100,000	$ 100,000		100,000
Debt Due On Jan 31, 2014 [Member]
Maturity date	[2]	Jan. 31, 2014	Jan. 31, 2014
Interest rate		12.00%	12.00%
Default interest rate		18.00%	18.00%	[2]
Conversion price		$ 2,400,000	$ 2,400,000
Sub-total		$ 16,000	$ 16,000		16,000
Debt Due on Apr 24, 2020 [Member]
Maturity date	[2],[3],[4]		Apr. 24, 2020
Interest rate	[3]		12.00%
Default interest rate	[2],[3],[4]		24.00%
Sub-total	[3]				69,730
Debt Due On July 31, 2013 [Member]
Maturity date	[2]	Jul. 31, 2013	Jul. 31, 2013
Interest rate		12.00%	12.00%
Default interest rate		12.00%	12.00%	[2]
Conversion price		$ 1,440,000	$ 1,440,000
Sub-total		$ 5,000	$ 5,000		5,000
Debt Due on Jan 31, 2014 [Member]
Maturity date	[2]	Jan. 31, 2014	Jan. 31, 2014
Interest rate		12.00%	12.00%
Default interest rate		12.00%	12.00%	[2]
Conversion price		$ 2,400,000	$ 2,400,000
Sub-total		$ 30,000	$ 30,000		30,000
Debt Due On Dec 24, 2015 [Member]
Maturity date	[2],[5]		Dec. 24, 2015
Interest rate	[5]		8.00%
Default interest rate	[2],[5]		24.00%
Sub-total	[5]				5,000
Debt Due On Feb 3, 2017 [Member]
Maturity date	[2],[3],[4],[6]		Feb. 03, 2017
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[4],[6]		24.00%
Sub-total	[3],[6]				2,500
Debt Due On Mar 3, 2017 [Member]
Maturity date	[2],[3],[6]		Mar. 03, 2017
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[6]		24.00%
Sub-total	[3],[6]
Debt Due On Mar 3, 2017 [Member]
Maturity date	[2],[3],[4],[6]		Mar. 03, 2017
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[4],[6]		24.00%
Sub-total	[3],[6]				33,000
Debt Due On Mar 24, 2017 [Member]
Maturity date	[2],[3],[4],[6]		Mar. 24, 2017
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[4],[6]		24.00%
Sub-total	[3],[6]				27,500
Debt Due On Apr 24, 2020 [Member]
Maturity date	[2],[3],[4],[6],[7]		Apr. 24, 2020
Interest rate	[3],[6],[7]		12.00%
Default interest rate	[2],[3],[4],[6],[7]		24.00%
Sub-total	[3],[6],[7]				517,787
Debt Due On July 8, 2015 [Member]
Maturity date	[2],[5]		Jul. 08, 2015
Interest rate	[5]		8.00%
Default interest rate	[2],[5]		24.00%
Sub-total	[5]				5,500
Debt Due On Apr 24, 2020 [Member]
Maturity date	[3],[6],[7],[8]		Apr. 24, 2020
Interest rate	[3],[6],[7]		8.00%
Default interest rate	[3],[6],[7],[8]		24.00%
Sub-total	[3],[6],[7]				4,500
Debt Due On Apr 24, 2020 [Member]
Maturity date	[8]		Apr. 24, 2020
Interest rate			8.00%
Default interest rate	[8]		24.00%
Sub-total					23,297
Debt Due On Apr 24, 2020 [Member]
Maturity date	[8]		Apr. 24, 2020
Interest rate			8.00%
Default interest rate	[8]		24.00%
Sub-total					7,703
Debt Due On Apr 24, 2020 [Member]
Maturity date	[8]		Apr. 24, 2020
Interest rate			8.00%
Default interest rate	[8]		24.00%
Sub-total					26,500
Debt Due On July 19, 2016 [Member]
Maturity date	[2],[5]		Jul. 19, 2016
Interest rate			8.00%
Default interest rate	[2],[5]		24.00%
Sub-total					5,000
Debt Due On Mar 23, 2019 [Member]
Maturity date	[2],[3],[6],[7],[8]		Mar. 23, 2019
Interest rate	[3],[6],[7]		15.00%
Default interest rate	[2],[3],[6],[7],[8]		24.00%
Sub-total	[3],[6],[7]				4,444
Debt Due On Feb 20, 2019 [Member]
Maturity date	[2],[8],[9]		Feb. 20, 2019
Interest rate	[9]		10.00%
Default interest rate	[2],[8],[9]		10.00%
Sub-total	[9]				343,047
Debt Due On Jun 6, 2019 [Member]
Maturity date	[2],[8],[10]		Jun. 06, 2019
Interest rate	[10]		12.00%
Default interest rate	[2],[8],[10]		18.00%
Sub-total	[10]				43,577
Debt Due On Oct 24, 2019 [Member]
Maturity date	[2],[3],[4]		Oct. 24, 2019
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[4]		24.00%
Sub-total	[3],[6]				45,595
Debt Due On Nov 14, 2019 [Member]
Maturity date	[2],[3],[4]		Nov. 14, 2019
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[4]		24.00%
Sub-total	[3],[6]				86,625
Debt Due On Dec 14, 2019 [Member]
Maturity date	[2],[3],[4],[6]		Dec. 14, 2019
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[4],[6]		24.00%
Sub-total	[3],[6]				143,000
Debt Due On Dec 28, 2019 [Member]
Maturity date	[2],[4],[6],[7],[11]		Dec. 28, 2019
Interest rate	[6],[7],[11]		12.00%
Default interest rate	[2],[4],[6],[7],[11]		18.00%
Sub-total	[6],[7],[11]				133,333
Debt Due On Jan 9, 2020 [Member]
Maturity date	[2],[3],[4]		Jan. 09, 2020
Interest rate	[3],[6]		8.00%
Default interest rate	[2],[3],[4]		24.00%
Sub-total	[3],[6]				68,750
Debt Due On March 1, 2020 [Member]
Maturity date	[2],[12],[13]		Mar. 01, 2020
Interest rate	[12]		10.00%
Default interest rate	[2],[12],[13]		15.00%
Sub-total	[12]				40,939
Debt Due On March 14, 2020 [Member]
Maturity date	[6],[7],[8]		Mar. 14, 2020
Interest rate	[6]		15.00%
Default interest rate	[6],[7],[8]		24.00%
Sub-total	[6]				44,967	[7]
Debt Due On April 3, 2020 [Member]
Maturity date	[2],[4]		Apr. 03, 2020
Interest rate	[6]		8.00%
Default interest rate	[2],[4]		24.00%
Sub-total	[6]				172,148
Debt Due On April 12, 2020 [Member]
Maturity date	[2],[4],[14]		Apr. 12, 2020
Interest rate			10.00%
Default interest rate	[2],[4],[14]		24.00%
Sub-total					185,130
Debt Due On May 13, 2020 [Member]
Maturity date	[6],[7],[8]		May 13, 2020
Interest rate	[6],[7]		15.00%
Default interest rate	[6],[7],[8]		24.00%
Sub-total	[6],[7]				55,000
Debt Due On May 14, 2020 [Member]
Maturity date	[2],[4],[6],[7]		May 14, 2020
Interest rate	[6],[7]		8.00%
Default interest rate	[2],[4],[6],[7]		24.00%
Sub-total	[6],[7]				52,500
Debt Due On May 24, 2020 [Member]
Maturity date	[6],[7],[8]		May 24, 2020
Interest rate	[6],[7]		15.00%
Default interest rate	[6],[7],[8]		24.00%
Sub-total	[6],[7]				40,000
Debt Due On June 11, 2020 [Member]
Maturity date	[6],[7],[8]		Jun. 11, 2020
Interest rate	[6],[7]		15.00%
Default interest rate	[6],[7],[8]		24.00%
Sub-total	[6],[7]				85,000
Debt Due On June 26, 2020 [Member]
Maturity date	[2],[4],[6],[7]		Jun. 26, 2020
Interest rate	[6],[7]		15.00%
Default interest rate	[2],[4],[6],[7]		24.00%
Sub-total	[6],[7]				76,000
Debt Due On July 11, 2020 [Member]
Maturity date	[6],[8],[15]		Jul. 11, 2020
Interest rate	[6],[15]		15.00%
Default interest rate	[6],[8],[15]		24.00%
Sub-total	[6],[15]				60,000
Debt Due On Aug 29, 2020 [Member]
Maturity date	[6],[8],[15]		Aug. 29, 2020
Interest rate	[6],[15]		15.00%
Default interest rate	[6],[8],[15]		24.00%
Sub-total	[6],[15]				45,000
Debt Due On Sep 16, 2020 [Member]
Maturity date	[6],[8],[15]		Sep. 16, 2020
Interest rate	[6],[15]		15.00%
Default interest rate	[6],[8],[15]		24.00%
Sub-total	[6],[15]				34,000
Debt Due On Sep 27, 2020 [Member]
Maturity date	[6],[8],[15]		Sep. 27, 2020
Interest rate	[6],[15]		15.00%
Default interest rate	[6],[8],[15]		24.00%
Sub-total	[6],[15]				34,000
Debt Due On Oct 24, 2020 [Member]
Maturity date	[6],[8],[15]		Oct. 24, 2020
Interest rate	[6],[15]		15.00%
Default interest rate	[6],[8],[15]		24.00%
Sub-total	[6],[15]				122,000
Debt Due On Nov 7, 2020 [Member]
Maturity date	[6],[8],[15]		Nov. 07, 2020
Interest rate	[6],[15]		15.00%
Default interest rate	[6],[8],[15]		24.00%
Sub-total	[6],[15]				42,000
Debt Due On Nov 22, 2020 [Member]
Maturity date	[4],[6],[7]		Nov. 22, 2020
Interest rate	[6],[15]		8.00%
Default interest rate	[4],[6],[7]		24.00%
Sub-total	[6],[15]				55,000	[7]
Debt Due On Dec 10, 2020 [Member]
Maturity date	[6],[8],[15]		Dec. 10, 2020
Interest rate	[6]		15.00%
Default interest rate	[6],[8],[15]		24.00%
Sub-total	[6]				55,000
Debt Due On Dec 23, 2020 [Member]
Maturity date	[3],[4],[6],[7]		Dec. 23, 2020
Interest rate	[6],[7]		8.00%
Default interest rate	[3],[4],[6],[7]		24.00%
Sub-total	[3],[6],[7]				$ 30,000	[15]
Debt Due on Oct. 12, 2021 [Member]
Maturity date		Oct. 12, 2021
Interest rate		16.00%
Default interest rate		12.00%
Conversion price		$ 130,000	$ 230,000
Debt Due on Oct. Nov.16, 2021 [Member]
Maturity date		Nov. 16, 2021
Interest rate		16.00%
Default interest rate		12.00%
Conversion price		$ 125,000	100,000
Debt Due on Oct. Nov.23, 2021 [Member]
Maturity date		Nov. 23, 2021
Interest rate		16.00%
Default interest rate		12.00%
Conversion price		$ 115,500	$ 165,000

[1]	closing price on the day preceding the conversion date.
[2]	In default
[3]	In the event the Company experiences a DTC "Chill" on its shares, the conversion price shall be decreased to 40% instead of 50% while that "Chill" is in effect. If the Company fails to maintain the share reserve at the 4x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.
[4]	On August 28, 2020 the Company exchanged convertible notes and accrued interest for a $ 1,200,000 promissory note with a 2 year maturity bearing interest at 12%, 950,000 warrants with a 3 year maturity and an exercise price of $0.40 and 150 Class C preferred shares (transaction described further below).
[5]	In the event the Company experiences a DTC "Chill" on its shares, the conversion price shall be decreased to 42% instead of 52% while that "Chill" is in effect.
[6]	If the Company becomes delinquent or continues its delinquency in its periodic filings with the SEC after the 6-months anniversary of the note, then the holder is entitled to use the lowest closing bid price during the delinquency period as a base price for the conversion.
[7]	If the Company fails to maintain the share reserve at the 4x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%
[8]	On February 26, 2020 the company exchanged convertible and short term notes and accrued interest for 250 Class C shares (transaction described further below).
[9]	If the Company fails to maintain its status as "DTC Eligible'' for any reason, or, if the effective Conversion Price is less than $0.01 at any time, the Principal Amount of the Note shall increase by ten thousand dollars ($10,000). In addition, the Conversion price shall be permanently redefined to equal the lesser of (a) $0.001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.
[10]	If at any time while this Note is outstanding, an event of default occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder). If at any time while this Note is outstanding, the Borrower's Common Stock are not deliverable via DWAC, an additional 10% discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding.
[11]	If the Company fails to maintain its status as "DTC Eligible" for any reason, or, if the effective Conversion Price as calculated in Section 4(a) is less than $0.0001 at any time (regardless of whether or not a Conversion Notice has been submitted to the Company), the Principal Amount of the Note shall increase by ten thousand dollars ($10,000) (under Holder's and Company's expectation that any Principal Amount increase will tack back to the Issuance Date). In addition, the Conversion Price shall be permanently redefined to equal the lesser of (a) $0.00001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note. If at any time while this Note is outstanding, an Event of Default (as defined herein) occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder). These above contingencies have not occurred
[12]	In the event that shares of the Borrower's Common Stock are not deliverable via DWAC following the conversion of any amount hereunder, an additional ten percent (10%) discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 55% assuming no other adjustments are triggered hereunder). Additionally, if the Borrower fails to comply with the reporting requirements of the Exchange Act (including but not limited to becoming late or delinquent in its filings, even if the Borrower subsequently cures such delinquency) at any time while after the Issue Date, and/or the Borrower shall cease to be subject to the reporting requirements of the exchange Act, an additional fifteen percent (15%) discount shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 60% assuming no other adjustments are triggered hereunder).
[13]	On August 25,2020 the Company settled a convertible note with principal of $ 40,938 for a $14,329 cash payment. On September 14, 2020 the Company settled $20,111 in accrued interest and default interest related to this note for a cash payment of $52,446 (transaction described further below).
[14]	If the Borrower's Common stock is chilled for deposit at DTC, becomes chilled at any point while this Note remains outstanding or deposit or other additional fees are payable due to a Yield Sign, Stop Sign or other trading restrictions, or if the closing price at any time falls below $0.01 (as appropriately and equitably adjusted for stock splits, stock dividends, stock contributions and similar events), then an additional 15% discount will be attributed to the Conversion Price for any and all Conversions submitted thereafter.
[15]	If the Company fails to maintain the share reserve at the 3x discount of the note 60 days after the issuance of the note, the conversion discount shall be increased by 10%.